Intangible Assets (Details) S/ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Intangible Assets (Details) [Line Items]
Assumptions period	5 years
Impairment loss reversal	S/ 20,700	$ 782	S/ 20,676
Reclassified to other accounts receivable				S/ 21,800
Total estimated investment (in Dollars) | $					$ 400
Costs capitalized	49,200		108,000	41,000
Dismantling wells provision				7,800
Trademark [Member] | - Morelco S.A.S. [Member]
Intangible Assets (Details) [Line Items]
Impairment impact in goodwill			S/ 33,000
Trademarks acquired	26,100			27,400
Trademark [Member] | Vial y Vives S.A.C [Member]
Intangible Assets (Details) [Line Items]
Trademarks acquired	S/ 47,400			S/ 51,000
Oil Lots Three [Member] | Talara, Piura [Member] | UNNA Energia S.A. [Member]
Intangible Assets (Details) [Line Items]
Number of wells	230
_Oil Lots Four [Member] | Talara, Piura [Member] | UNNA Energia S.A. [Member]
Intangible Assets (Details) [Line Items]
Number of wells	330